Condensed Consolidated Balance Sheets - USD ($) $ in Millions		Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents		$ 1,203.1	$ 763.1	$ 561.7
Accounts receivable		422.9	826.6	710.7
Accounts receivable - affiliate		7.3	6.5	12.0
Inventories		1,620.2	2,122.2	1,864.1
Prepaid and other current assets		108.0	48.0	52.5
Total current assets		3,361.5	3,766.4	3,201.0
Property, plant and equipment, net		4,147.3	3,168.6	2,971.2
Investment in equity method investee				169.5
Deferred charges and other assets, net		1,003.4	930.0	871.8
Total assets		9,612.6	8,845.6	7,213.5
Lease right of use assets - affiliate		407.4	306.1
Current liabilities:
Accounts payable		419.5	591.2	483.8
Accounts payable - affiliate		55.1	48.1	49.5
Accrued expenses		1,426.3	1,791.4	1,579.0
Current operating lease liabilities - affiliate		230.7	151.2
Current debt	[1]		0.0	2.4
Deferred revenue		18.1	17.0	17.1
Total current liabilities		2,149.7	2,598.9	2,131.8
Long-term financing lease liabilities - third party		70.0	18.4
Other long-term liabilities		281.3	232.9	253.5
Total liabilities		6,653.6	4,948.4	3,683.7
Long-term debt		3,324.7	1,262.8	1,258.0
Deferred tax liabilities		41.3	31.4	40.4
Long-term operating lease liabilities - affiliate		786.6	804.0
Commitments and contingencies (Note 10)
Equity:
Member's equity		2,777.0	2,739.1	2,652.5
Retained earnings		179.7	1,156.9	890.3
Accumulated other comprehensive loss		(8.6)	(9.7)	(23.9)
Total PBF Holding Company LLC equity		2,948.1	3,886.3	3,518.9
Noncontrolling interest		10.9	10.9	10.9
Total equity		2,959.0	3,897.2	3,529.8
Total liabilities and equity		9,612.6	8,845.6	$ 7,213.5
Previously Reported [Member]
Current assets:
Deferred charges and other assets, net			954.2
Current liabilities:
Other long-term liabilities			251.3
Third Party Lease [Member]
Current assets:
Lease right of use assets - third party		488.7	330.3
Current liabilities:
Current operating lease liabilities - affiliate		148.5	72.0
Long-term financing lease liabilities - third party		70.0	18.4
Long-term operating lease liabilities - affiliate		257.2	232.9
Third Party Lease [Member] | Previously Reported [Member]
Current assets:
Lease right of use assets - third party			306.1
Lease with Affiliate [Member]
Current assets:
Lease right of use assets - affiliate		611.7	650.3
Current liabilities:
Current operating lease liabilities - affiliate		82.2	79.2
Long-term operating lease liabilities - affiliate		$ 529.4	$ 571.1

[1]	Catalyst financing arrangements are valued using a market approach based upon commodity prices for similar instruments quoted in active markets and are categorized as a Level 2 measurement. The Company has elected the fair value option for accounting for its catalyst repurchase obligations as the Company's liability is directly impacted by the change in fair value of the underlying catalyst.